PREPAID EXPENSES-RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Prepaid Expenses-related Parties
PREPAID EXPENSES-RELATED PARTIES

NOTE 3 – PREPAID EXPENSES-RELATED PARTIES

During the year ended December 31, 2023, and in association with the Master Services Agreement and Statement of Work with our related party Contracted Pharmacy, the Company prepays the related party Contracted Pharmacy as a retainer to be credited towards future product sales. As of December 31, 2023 and 2022, the balance was $60,953 and $11,745, respectively.

Additionally, the Company signed a lease agreement for office space, effective October 1, 2022, which included an initial security deposit of $16,942.